GOLDMAN SACHS ENHANCED CORE EQUITY FUND
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.6%
Aerospace & Defense – 0.9%
17,232 General Electric Co. $ 2,845,692
Air Freight & Logistics – 0.7%
16,546 United Parcel Service, Inc.,
Class B 2,298,736
Automobiles – 1.3%
49,878 General Motors Co. 2,244,011
10,628 Tesla, Inc.* 1,892,634
4,136,645
Banks – 4.0%
105,325 Bank of America Corp. 4,211,947
14,467 Citigroup, Inc. 901,439
23,168 East West Bancorp, Inc. 1,718,834
21,576 JPMorgan Chase & Co. 4,371,945
12,327 M&T Bank Corp. 1,868,773
13,072,938
Beverages – 1.0%
29,224 Coca-Cola Co. (The) 1,839,067
21,199 Coca-Cola Europacific Partners
PLC (United Kingdom) 1,562,578
3,401,645
Biotechnology – 3.0%
23,495 AbbVie, Inc. 3,788,334
10,328 Amgen, Inc. 3,158,819
8,245 Biogen, Inc.* 1,854,630
8,636 Neurocrine Biosciences, Inc.* 1,169,401
9,971,184
Broadline Retail – 3.1%
57,404 Amazon.com, Inc.* 10,128,362
Building Products – 1.0%
12,697 Allegion PLC 1,546,748
10,939 Builders FirstSource, Inc.* 1,758,882
3,305,630
Capital Markets – 1.0%
2,428 MSCI, Inc. 1,202,297
36,433 Nasdaq, Inc. 2,150,640
3,352,937
Chemicals – 2.1%
14,073 Celanese Corp. 2,139,659
7,448 Linde PLC 3,243,753
5,334 Sherwin-Williams Co. (The) 1,620,469
7,003,881
Communications Equipment – 0.9%
66,006 Cisco Systems, Inc. 3,069,279
Consumer Finance – 0.9%
12,626 American Express Co. 3,030,240
Consumer Staples Distribution & Retail – 0.7%
20,939 Performance Food Group Co.* 1,457,354
13,999 Walmart, Inc. 920,574
2,377,928
Shares Description Value
aa
Common Stocks – (continued)
Containers & Packaging – 0.7%
9,866 Avery Dennison Corp. $ 2,245,403
Diversified Telecommunication Services – 0.9%
169,131 AT&T, Inc. 3,081,567
Electric Utilities – 1.2%
16,440 Entergy Corp. 1,849,335
38,475 Xcel Energy, Inc. 2,133,439
3,982,774
Electrical Equipment – 0.9%
11,469 GE Vernova, Inc.* 2,017,397
4,086 Rockwell Automation, Inc. 1,052,268
3,069,665
Electronic Equipment, Instruments & Components – 1.1%
7,642 CDW Corp. 1,708,904
14,369 Keysight Technologies, Inc.* 1,989,819
3,698,723
Entertainment – 0.5%
12,603 Electronic Arts, Inc. 1,674,687
Financial Services – 4.9%
8,551 Berkshire Hathaway, Inc., Class
B* 3,543,534
5,801 Corpay, Inc.* 1,552,754
35,124 Fidelity National Information
Services, Inc. 2,665,209
17,417 Fiserv, Inc.* 2,608,370
2,095 Mastercard, Inc., Class A 936,612
17,238 Visa, Inc., Class A 4,696,666
16,003,145
Food Products – 0.6%
52,569 Kraft Heinz Co. (The) 1,859,366
Ground Transportation – 0.9%
9,922 Old Dominion Freight Line, Inc. 1,738,830
2,722 Saia, Inc.* 1,114,605
2,853,435
Health Care Equipment & Supplies – 1.1%
6,218 Align Technology, Inc.* 1,599,332
3,285 Cooper Cos., Inc. (The) 309,808
15,918 Zimmer Biomet Holdings, Inc. 1,832,958
3,742,098
Health Care Providers & Services – 2.5%
8,412 Cencora, Inc. 1,905,907
34,801 CVS Health Corp. 2,074,140
5,911 Humana, Inc. 2,116,847
4,151 UnitedHealth Group, Inc. 2,056,281
8,153,175
Health Care REITs – 0.5%
14,139 Alexandria Real Estate Equities,
Inc. REIT 1,682,541
Hotels, Restaurants & Leisure – 1.4%
3,091 Domino's Pizza, Inc. 1,572,021
5,511 McDonald's Corp. 1,426,743
10,766 Yum! Brands, Inc. 1,479,571
4,478,335

GOLDMAN SACHS ENHANCED CORE EQUITY FUND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Household Durables – 0.6%
12,739 Lennar Corp., Class A $ 2,042,699
Household Products – 2.2%
27,247 Colgate-Palmolive Co. 2,532,881
29,163 Procter & Gamble Co. (The) 4,798,480
7,331,361
Industrial Conglomerates – 0.3%
4,968 Honeywell International, Inc. 1,004,480
Insurance – 3.3%
5,109 Allstate Corp. (The) 855,860
15,897 American Financial Group, Inc. 2,065,179
16,860 Arch Capital Group Ltd.* 1,730,342
15,670 Globe Life, Inc. 1,296,849
13,099 Marsh & McLennan Cos., Inc. 2,719,090
38,115 Unum Group 2,052,874
10,720,194
Interactive Media & Services – 6.9%
54,719 Alphabet, Inc., Class A* 9,439,028
41,147 Alphabet, Inc., Class C* 7,157,932
12,744 Meta Platforms, Inc., Class A 5,949,281
22,546,241
IT Services – 1.6%
8,995 Accenture PLC, Class A 2,539,198
16,614 International Business Machines
Corp. 2,772,046
5,311,244
Life Sciences Tools & Services – 2.3%
10,025 Agilent Technologies, Inc. 1,307,360
12,293 Danaher Corp. 3,156,843
1,588 Mettler-Toledo International,
Inc.* 2,229,695
2,488 West Pharmaceutical Services,
Inc. 824,548
7,518,446
Machinery – 3.2%
9,155 Caterpillar, Inc. 3,099,151
20,136 Fortive Corp. 1,498,924
8,393 Illinois Tool Works, Inc. 2,037,401
11,831 ITT, Inc. 1,572,103
19,326 Stanley Black & Decker, Inc. 1,684,647
5,665 Xylem, Inc. 798,878
10,691,104
Metals & Mining – 0.6%
13,844 Steel Dynamics, Inc. 1,853,296
Multi-Utilities – 0.6%
73,797 NiSource, Inc. 2,144,541
Oil, Gas & Consumable Fuels – 4.0%
9,016 Chesapeake Energy Corp. 819,825
12,828 Chevron Corp. 2,081,984
33,835 Exxon Mobil Corp. 3,967,492
82,766 Marathon Oil Corp. 2,396,903
13,627 Marathon Petroleum Corp. 2,406,665
10,470 Phillips 66 1,487,892
13,160,761
Shares Description Value
aa
Common Stocks – (continued)
Personal Care Products – 0.7%
112,308 Kenvue, Inc. $ 2,167,544
Pharmaceuticals – 2.0%
18,480 AstraZeneca PLC ADR (United
Kingdom) 1,441,810
4,090 Eli Lilly & Co. 3,355,190
7,438 Johnson & Johnson 1,090,931
6,405 Merck & Co., Inc. 804,084
6,692,015
Residential REITs – 0.7%
11,586 AvalonBay Communities, Inc.
REIT 2,232,390
Semiconductors & Semiconductor Equipment – 9.8%
1,859 Advanced Micro Devices, Inc.* 310,267
15,096 Applied Materials, Inc. 3,246,848
1,582 Broadcom, Inc. 2,101,766
12,996 Enphase Energy, Inc.* 1,662,188
2,997 KLA Corp. 2,276,311
21,372 Marvell Technology, Inc. 1,470,607
16,738 MKS Instruments, Inc. 2,118,864
16,191 NVIDIA Corp. 17,750,679
6,593 Texas Instruments, Inc. 1,285,701
32,223,231
Software – 10.9%
6,471 Adobe, Inc.* 2,878,042
19,604 AppLovin Corp., Class A* 1,597,334
17,305 Dynatrace, Inc.* 791,358
4,674 Intuit, Inc. 2,694,280
58,643 Microsoft Corp. 24,344,469
12,087 Salesforce, Inc. 2,833,676
2,575 Workday, Inc., Class A* 544,484
35,683,643
Specialized REITs – 1.1%
9,917 American Tower Corp. REIT 1,941,154
63,724 VICI Properties, Inc. REIT 1,829,516
3,770,670
Specialty Retail – 2.2%
3,626 Home Depot, Inc. (The) 1,214,238
11,565 Lowe’s Cos., Inc. 2,559,219
13,339 Ross Stores, Inc. 1,864,259
3,977 Ulta Beauty, Inc.* 1,571,273
7,208,989
Technology Hardware, Storage & Peripherals – 6.4%
99,469 Apple, Inc. 19,122,915
14,461 Dell Technologies, Inc., Class C 2,018,177
21,141,092
Textiles, Apparel & Luxury Goods – 0.8%
26,943 NIKE, Inc., Class B 2,560,932
Trading Companies & Distributors – 0.6%
27,709 Fastenal Co. 1,828,240
TOTAL COMMON STOCKS
(Cost $237,559,784)
324,353,124

GOLDMAN SACHS ENHANCED CORE EQUITY FUND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
a
Exchange-Traded Fund – 0.8%
14,156 iShares Russell 1000 Value ETF
(Cost $2,480,156)
$ 2,507,877
Shares Dividend Rate Value
aa
Investment Company – 0.4%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,388,614 5.227% 1,388,614
(Cost $1,388,614)
TOTAL INVESTMENTS – 99.8%
(Cost $241,428,554)
$ 328,249,615
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
525,800
NET ASSETS – 100.0%
$ 328,775,415
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP CORE FUND
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.5%
Aerospace & Defense – 0.8%
32,875 General Electric Co. $ 5,428,977
10,701 L3Harris Technologies, Inc. 2,405,906
6,334 Northrop Grumman Corp. 2,855,177
10,690,060
Air Freight & Logistics – 0.9%
87,142 United Parcel Service, Inc.,
Class B 12,106,638
Automobile Components – 0.1%
46,329 Mobileye Global, Inc., Class A
(Israel)* 1,188,802
Automobiles – 1.6%
292,806 General Motors Co. 13,173,342
50,543 Tesla, Inc.* 9,000,697
22,174,039
Banks – 3.8%
490,730 Bank of America Corp. 19,624,293
62,544 East West Bancorp, Inc. 4,640,139
275,507 Huntington Bancshares, Inc. 3,835,057
60,822 JPMorgan Chase & Co. 12,324,362
32,959 M&T Bank Corp. 4,996,584
80,907 Pinnacle Financial Partners, Inc. 6,432,916
51,853,351
Beverages – 1.5%
120,482 Coca-Cola Co. (The) 7,581,932
70,365 Coca-Cola Europacific Partners
PLC (United Kingdom) 5,186,604
28,874 Constellation Brands, Inc., Class
A 7,225,141
19,993,677
Biotechnology – 2.4%
99,824 AbbVie, Inc. 16,095,622
6,592 Alnylam Pharmaceuticals, Inc.* 978,450
13,508 Amgen, Inc. 4,131,422
31,204 Biogen, Inc.* 7,019,028
24,719 BioMarin Pharmaceutical, Inc.* 1,855,655
43,195 Exact Sciences Corp.* 1,963,213
32,043,390
Broadline Retail – 3.1%
237,543 Amazon.com, Inc.* 41,912,087
Building Products – 0.5%
13,343 Builders FirstSource, Inc.* 2,145,421
12,893 Trane Technologies PLC 4,221,942
6,367,363
Capital Markets – 2.1%
5,315 BlackRock, Inc. 4,103,339
18,721 Blackstone, Inc. 2,255,881
53,989 Charles Schwab Corp. (The) 3,956,314
50,075 KKR & Co., Inc. 5,149,713
10,189 MSCI, Inc. 5,045,389
60,299 Nasdaq, Inc. 3,559,450
8,299 S&P Global, Inc. 3,547,905
8,386 Tradeweb Markets, Inc., Class A 914,158
28,532,149
Shares Description Value
aa
Common Stocks – (continued)
Chemicals – 2.4%
16,828 Ashland, Inc. $ 1,685,661
13,052 Celanese Corp. 1,984,426
32,612 Linde PLC 14,203,178
50,771 Sherwin-Williams Co. (The) 15,424,230
33,297,495
Commercial Services & Supplies – 0.2%
9,684 Copart, Inc.* 513,833
15,338 Waste Connections, Inc. 2,520,340
3,034,173
Communications Equipment – 1.1%
5,683 Arista Networks, Inc.* 1,691,545
231,681 Cisco Systems, Inc. 10,773,167
7,153 Motorola Solutions, Inc. 2,610,201
15,074,913
Construction Materials – 0.2%
5,186 Martin Marietta Materials, Inc. 2,966,807
Consumer Finance – 0.9%
49,691 American Express Co. 11,925,840
Consumer Staples Distribution & Retail – 1.0%
16,516 Dollar Tree, Inc.* 1,948,062
176,435 Walmart, Inc. 11,602,366
13,550,428
Containers & Packaging – 0.6%
10,162 Avery Dennison Corp. 2,312,770
80,892 Ball Corp. 5,616,331
7,929,101
Diversified Telecommunication Services – 1.4%
1,016,126 AT&T, Inc. 18,513,816
Electric Utilities – 1.9%
20,404 Entergy Corp. 2,295,246
141,250 Eversource Energy 8,366,238
65,201 FirstEnergy Corp. 2,624,992
97,368 NextEra Energy, Inc. 7,791,387
69,915 PPL Corp. 2,050,607
56,577 Xcel Energy, Inc. 3,137,195
26,265,665
Electrical Equipment – 2.9%
14,618 AMETEK, Inc. 2,478,920
41,591 Eaton Corp. PLC 13,843,564
68,362 GE Vernova, Inc.* 12,024,876
43,716 Rockwell Automation, Inc. 11,258,182
39,605,542
Electronic Equipment, Instruments & Components – 0.3%
12,363 CDW Corp. 2,764,614
14,036 Keysight Technologies, Inc.* 1,943,705
4,708,319
Energy Equipment & Services – 0.2%
61,575 Schlumberger NV 2,825,677
Entertainment – 1.2%
15,947 Electronic Arts, Inc. 2,119,037
34,326 Live Nation Entertainment, Inc.* 3,217,719
9,043 Netflix, Inc.* 5,802,170
7,972 Spotify Technology SA* 2,365,930

GOLDMAN SACHS LARGE CAP CORE FUND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Entertainment – (continued)
29,873 Walt Disney Co. (The) $ 3,104,104
16,608,960
Financial Services – 2.8%
33,595 Berkshire Hathaway, Inc., Class
B* 13,921,768
40,958 Fiserv, Inc.* 6,133,870
52,870 Mr Cooper Group, Inc.* 4,409,358
51,449 Visa, Inc., Class A 14,017,795
38,482,791
Food Products – 0.8%
84,575 Kraft Heinz Co. (The) 2,991,418
102,939 McCormick & Co., Inc. 7,434,254
10,425,672
Ground Transportation – 1.3%
36,141 Norfolk Southern Corp. 8,124,497
34,592 Old Dominion Freight Line, Inc. 6,062,248
58,002 Uber Technologies, Inc.* 3,744,609
17,931,354
Health Care Equipment & Supplies – 3.8%
31,811 Align Technology, Inc.* 8,182,107
165,391 Boston Scientific Corp.* 12,498,598
43,363 Cooper Cos., Inc. (The) 4,089,565
22,327 Insulet Corp.* 3,956,121
12,545 Intuitive Surgical, Inc.* 5,044,595
149,955 Zimmer Biomet Holdings, Inc. 17,267,318
51,038,304
Health Care Providers & Services – 1.8%
177,188 CVS Health Corp. 10,560,405
25,312 Humana, Inc. 9,064,733
10,837 UnitedHealth Group, Inc. 5,368,325
24,993,463
Health Care REITs – 0.7%
85,943 Alexandria Real Estate Equities,
Inc. REIT 10,227,217
Hotels, Restaurants & Leisure – 1.9%
14,885 Domino's Pizza, Inc. 7,570,214
18,334 DoorDash, Inc., Class A* 2,018,757
93,102 DraftKings, Inc., Class A* 3,270,673
40,389 McDonald's Corp. 10,456,308
19,782 Royal Caribbean Cruises Ltd.* 2,921,406
26,237,358
Household Products – 2.6%
157,657 Colgate-Palmolive Co. 14,655,795
126,085 Procter & Gamble Co. (The) 20,746,026
35,401,821
Industrial Conglomerates – 1.2%
17,218 3M Co. 1,724,211
73,170 Honeywell International, Inc. 14,794,242
16,518,453
Industrial REITs – 0.9%
77,800 Americold Realty Trust, Inc.
REIT 2,074,926
Shares Description Value
aa
Common Stocks – (continued)
Industrial REITs – (continued)
88,485 Prologis, Inc. REIT $ 9,776,708
11,851,634
Insurance – 1.4%
16,984 Allstate Corp. (The) 2,845,160
19,812 Arch Capital Group Ltd.* 2,033,306
12,632 Chubb Ltd. 3,420,998
17,254 Globe Life, Inc. 1,427,941
21,343 Marsh & McLennan Cos., Inc. 4,430,380
11,940 Progressive Corp. (The) 2,521,489
32,032 Unum Group 1,725,243
18,404,517
Interactive Media & Services – 5.6%
197,866 Alphabet, Inc., Class A* 34,131,885
149,181 Alphabet, Inc., Class C* 25,951,527
32,140 Meta Platforms, Inc., Class A 15,003,916
110,156 Snap, Inc., Class A* 1,654,543
76,741,871
IT Services – 2.4%
47,179 Accenture PLC, Class A 13,318,160
87,695 International Business Machines
Corp. 14,631,911
17,815 Shopify, Inc., Class A (Canada)* 1,053,757
19,126 Snowflake, Inc., Class A* 2,604,579
31,608,407
Life Sciences Tools & Services – 2.7%
86,376 Danaher Corp. 22,181,357
16,918 Illumina, Inc.* 1,764,209
6,898 Mettler-Toledo International,
Inc.* 9,685,413
9,114 West Pharmaceutical Services,
Inc. 3,020,470
36,651,449
Machinery – 2.5%
49,726 Caterpillar, Inc. 16,833,246
61,086 Illinois Tool Works, Inc. 14,828,626
17,935 Xylem, Inc. 2,529,194
34,191,066
Metals & Mining – 0.9%
104,945 Freeport-McMoRan, Inc. 5,533,750
52,718 Steel Dynamics, Inc. 7,057,358
12,591,108
Multi-Utilities – 0.4%
39,008 CMS Energy Corp. 2,454,774
85,454 NiSource, Inc. 2,483,293
4,938,067
Oil, Gas & Consumable Fuels – 4.4%
12,381 Cheniere Energy, Inc. 1,953,598
71,018 Chesapeake Energy Corp. 6,457,667
88,822 Chevron Corp. 14,415,811
9,882 ConocoPhillips 1,151,055
44,400 Diamondback Energy, Inc. 8,847,144
21,451 DT Midstream, Inc. 1,438,933
104,675 Exxon Mobil Corp. 12,274,191
9,912 Hess Corp. 1,527,439

GOLDMAN SACHS LARGE CAP CORE FUND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
123,703 Marathon Oil Corp. $ 3,582,439
8,614 Marathon Petroleum Corp. 1,521,319
10,977 Phillips 66 1,559,941
45,519 Targa Resources Corp. 5,381,711
60,111,248
Passenger Airlines – 0.1%
26,112 United Airlines Holdings, Inc.* 1,383,675
Personal Care Products – 0.2%
151,965 Kenvue, Inc. 2,932,924
Pharmaceuticals – 2.2%
38,312 AstraZeneca PLC ADR (United
Kingdom) 2,989,102
19,252 Eli Lilly & Co. 15,793,186
15,123 Intra-Cellular Therapies, Inc.* 1,016,871
53,993 Johnson & Johnson 7,919,153
9,222 Zoetis, Inc. 1,563,682
29,281,994
Professional Services – 0.2%
5,578 Equifax, Inc. 1,290,693
2,477 Verisk Analytics, Inc. 626,136
1,916,829
Real Estate Management & Development – 0.5%
91,111 CoStar Group, Inc.* 7,122,147
Residential REITs – 0.4%
13,469 AvalonBay Communities, Inc.
REIT 2,595,207
35,655 Equity LifeStyle Properties, Inc.
REIT 2,238,064
4,833,271
Semiconductors & Semiconductor Equipment – 9.0%
83,107 Advanced Micro Devices, Inc.* 13,870,558
27,944 Applied Materials, Inc. 6,010,195
12,710 KLA Corp. 9,653,626
237,312 Marvell Technology, Inc. 16,329,439
94,388 Micron Technology, Inc. 11,798,500
38,033 NVIDIA Corp. 41,696,719
116,967 Texas Instruments, Inc. 22,809,735
122,168,772
Software – 8.6%
13,802 Adobe, Inc.* 6,138,577
9,426 Cadence Design Systems, Inc.* 2,698,758
5,749 Crowdstrike Holdings, Inc.,
Class A* 1,803,289
3,995 HubSpot, Inc.* 2,441,145
213,575 Microsoft Corp. 88,661,390
32,569 Salesforce, Inc. 7,635,476
52,477 Samsara, Inc., Class A* 1,780,545
14,588 Workday, Inc., Class A* 3,084,633
17,011 Zscaler, Inc.* 2,891,189
117,135,002
Specialized REITs – 0.5%
18,654 American Tower Corp. REIT 3,651,334
3,715 Equinix, Inc. REIT 2,834,471
6,485,805
Shares Description Value
aa
Common Stocks – (continued)
Specialty Retail – 1.3%
21,511 Lowe’s Cos., Inc. $ 4,760,169
17,915 RH* 4,871,626
21,077 Ross Stores, Inc. 2,945,722
7,621 Ulta Beauty, Inc.* 3,010,981
35,544 Wayfair, Inc., Class A* 2,114,512
17,703,010
Technology Hardware, Storage & Peripherals – 6.6%
389,749 Apple, Inc. 74,929,245
107,997 Dell Technologies, Inc., Class C 15,072,062
90,001,307
Textiles, Apparel & Luxury Goods – 0.7%
12,486 Lululemon Athletica, Inc.* 3,895,507
58,389 NIKE, Inc., Class B 5,549,875
9,445,382
TOTAL COMMON STOCKS
(Cost $836,358,653)
1,351,924,210
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,241,361 5.227% 3,241,361
(Cost $3,241,361)
TOTAL INVESTMENTS – 99.7%
(Cost $839,600,014)
$ 1,355,165,571
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
3,883,439
NET ASSETS – 100.0%
$ 1,359,049,010
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MID CAP GROWTH FUND
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.4%
Aerospace & Defense – 0.5%
25,042 Woodward, Inc. $ 4,670,333
Automobile Components – 0.6%
216,489 Mobileye Global, Inc., Class A
(Israel)* 5,555,108
Beverages – 1.0%
124,081 Coca-Cola Europacific Partners
PLC (United Kingdom) 9,146,011
Biotechnology – 4.0%
40,911 Alnylam Pharmaceuticals, Inc.* 6,072,420
36,023 Biogen, Inc.* 8,103,014
90,161 BioMarin Pharmaceutical, Inc.* 6,768,386
70,629 Neurocrine Biosciences, Inc.* 9,563,873
500,928 Roivant Sciences Ltd.* 5,189,614
35,697,307
Building Products – 2.5%
68,672 Trane Technologies PLC 22,487,333
Capital Markets – 5.2%
133,304 KKR & Co., Inc. 13,708,983
41,243 MSCI, Inc. 20,422,709
78,378 Nasdaq, Inc. 4,626,653
68,651 Tradeweb Markets, Inc., Class A 7,483,646
46,241,991
Chemicals – 1.6%
138,703 Ashland, Inc. 13,893,880
Construction Materials – 1.8%
28,914 Martin Marietta Materials, Inc. 16,541,121
Consumer Staples Distribution & Retail – 0.7%
69,307 BJ's Wholesale Club Holdings,
Inc.* 6,103,867
Containers & Packaging – 1.3%
172,625 Ball Corp. 11,985,354
Electrical Equipment – 6.5%
78,581 AMETEK, Inc. 13,325,766
84,578 GE Vernova, Inc.* 14,877,270
22,432 Hubbell, Inc. 8,723,581
81,636 Rockwell Automation, Inc. 21,023,719
57,950,336
Electronic Equipment, Instruments & Components – 2.2%
151,271 Amphenol Corp., Class A 20,023,742
Entertainment – 1.0%
92,822 Live Nation Entertainment, Inc.* 8,701,134
Financial Services – 2.0%
37,156 Corpay, Inc.* 9,945,547
102,092 Fidelity National Information
Services, Inc. 7,746,741
17,692,288
Ground Transportation – 2.9%
99,034 Old Dominion Freight Line, Inc. 17,355,708
20,377 Saia, Inc.* 8,343,974
25,699,682
Health Care Equipment & Supplies – 9.3%
52,113 Align Technology, Inc.* 13,403,985
Shares Description Value
aa
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
95,332 Cooper Cos., Inc. (The) $ 8,990,761
89,944 Dexcom, Inc.* 10,682,649
33,073 IDEXX Laboratories, Inc.* 16,435,627
109,601 Insulet Corp.* 19,420,201
122,647 Zimmer Biomet Holdings, Inc. 14,122,802
83,056,025
Health Care Providers & Services – 2.5%
96,699 Cencora, Inc. 21,909,092
Hotel & Resort REITs – 1.0%
85,124 Ryman Hospitality Properties,
Inc. REIT 8,943,979
Hotels, Restaurants & Leisure – 7.4%
99,154 Cava Group, Inc.* 9,176,703
36,985 Domino's Pizza, Inc. 18,809,831
112,594 DoorDash, Inc., Class A* 12,397,725
223,167 DraftKings, Inc., Class A* 7,839,857
128,987 Yum! Brands, Inc. 17,726,683
65,950,799
IT Services – 1.6%
65,957 Cloudflare, Inc., Class A* 4,464,629
43,446 MongoDB, Inc.* 10,255,863
14,720,492
Life Sciences Tools & Services – 5.5%
134,358 Agilent Technologies, Inc. 17,521,627
13,267 Mettler-Toledo International,
Inc.* 18,628,062
38,715 West Pharmaceutical Services,
Inc. 12,830,538
48,980,227
Machinery – 3.4%
112,604 Fortive Corp. 8,382,242
34,701 ITT, Inc. 4,611,069
125,509 Xylem, Inc. 17,699,279
30,692,590
Media – 2.6%
247,388 Trade Desk, Inc. (The), Class A* 22,952,659
Oil, Gas & Consumable Fuels – 3.6%
75,858 Cheniere Energy, Inc. 11,969,634
42,765 Chesapeake Energy Corp. 3,888,621
25,775 Hess Corp. 3,971,928
107,536 Targa Resources Corp. 12,713,981
32,544,164
Personal Care Products – 0.6%
28,783 elf Beauty, Inc.* 5,379,831
Professional Services – 1.2%
46,822 Equifax, Inc. 10,834,143
Real Estate Management & Development – 1.4%
160,648 CoStar Group, Inc.* 12,557,854
Semiconductors & Semiconductor Equipment – 3.0%
27,462 Entegris, Inc. 3,469,824
265,298 Marvell Technology, Inc. 18,255,155
37,851 MKS Instruments, Inc. 4,791,558
26,516,537

GOLDMAN SACHS MID CAP GROWTH FUND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Software – 14.0%
117,069 AppLovin Corp., Class A* $ 9,538,782
77,585 Crowdstrike Holdings, Inc.,
Class A* 24,336,087
133,208 Datadog, Inc., Class A* 14,676,858
14,200 Fair Isaac Corp.* 18,317,006
14,326 HubSpot, Inc.* 8,753,902
123,946 Klaviyo, Inc., Class A* 2,806,138
49,996 Manhattan Associates, Inc.* 10,976,122
28,063 Monday.com Ltd.* 6,339,712
279,028 Palantir Technologies, Inc., Class
A* 6,049,327
162,296 Samsara, Inc., Class A* 5,506,703
18,115 Tyler Technologies, Inc.* 8,701,721
52,345 Zscaler, Inc.* 8,896,556
124,898,914
Specialty Retail – 3.7%
139,953 Ross Stores, Inc. 19,559,831
34,269 Ulta Beauty, Inc.* 13,539,339
33,099,170
Textiles, Apparel & Luxury Goods – 1.0%
29,184 Lululemon Athletica, Inc.* 9,105,116
Trading Companies & Distributors – 2.8%
235,765 Fastenal Co. 15,555,775
13,981 United Rentals, Inc. 9,359,021
24,914,796
TOTAL COMMON STOCKS
(Cost $689,434,196)
879,445,875
Shares Dividend Rate Value
aa
Investment Company – 1.9%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
16,751,832 5.227% 16,751,832
(Cost $16,751,832)
TOTAL INVESTMENTS – 100.3%
(Cost $706,186,028)
$ 896,197,707
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.3)%
(2,891,101)
NET ASSETS – 100.0%
$ 893,306,606
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP GROWTH FUND
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.5%
Aerospace & Defense – 3.0%
19,482 Loar Holdings, Inc.* $ 1,109,890
13,172 Moog, Inc., Class A 2,231,732
3,341,622
Automobile Components – 1.9%
14,061 Dorman Products, Inc.* 1,293,190
8,060 Modine Manufacturing Co.* 813,415
2,106,605
Beverages – 1.8%
1,402 Coca-Cola Consolidated, Inc. 1,375,418
7,000 MGP Ingredients, Inc. 543,340
1,918,758
Biotechnology – 9.3%
31,439 Alkermes PLC* 735,673
7,889 Apellis Pharmaceuticals, Inc.* 309,643
15,459 Arrowhead Pharmaceuticals,
Inc.* 354,784
7,350 Blueprint Medicines Corp.* 775,866
15,282 Bridgebio Pharma, Inc.* 428,049
11,834 CG oncology, Inc.* 385,552
8,918 Crinetics Pharmaceuticals, Inc.* 396,048
32,223 Dynavax Technologies Corp.* 386,354
17,672 Dyne Therapeutics, Inc.* 563,383
18,411 Immunovant, Inc.* 467,455
16,926 Insmed, Inc.* 931,776
2,895 Krystal Biotech, Inc.* 463,345
1,941 Madrigal Pharmaceuticals, Inc.* 458,387
9,013 Natera, Inc.* 960,155
26,856 Syndax Pharmaceuticals, Inc.* 517,515
9,155 Ultragenyx Pharmaceutical, Inc.* 367,482
16,925 Vaxcyte, Inc.* 1,189,320
9,651 Xenon Pharmaceuticals, Inc.
(Canada)* 367,414
10,058,201
Broadline Retail – 1.0%
13,061 Ollie's Bargain Outlet Holdings,
Inc.* 1,076,618
Building Products – 2.2%
31,461 AAON, Inc. 2,361,148
Capital Markets – 4.3%
10,804 Hamilton Lane, Inc., Class A 1,355,794
5,953 Houlihan Lokey, Inc. 805,739
6,679 Piper Sandler Cos. 1,414,479
11,735 PJT Partners, Inc., Class A 1,251,772
4,827,784
Chemicals – 2.9%
18,423 Ashland, Inc. 1,845,432
8,801 Balchem Corp. 1,351,834
3,197,266
Commercial Services & Supplies – 2.4%
11,625 Casella Waste Systems, Inc.,
Class A* 1,169,359
16,683 VSE Corp. 1,365,670
2,535,029
Shares Description Value
aa
Common Stocks – (continued)
Construction & Engineering – 2.8%
2,497 EMCOR Group, Inc. $ 970,484
8,272 MYR Group, Inc.* 1,282,656
6,103 Sterling Infrastructure, Inc.* 749,876
3,003,016
Diversified Consumer Services – 0.6%
6,482 Bright Horizons Family
Solutions, Inc.* 681,388
Electrical Equipment – 1.0%
13,372 nVent Electric PLC 1,088,213
Electronic Equipment, Instruments & Components – 5.2%
12,785 Badger Meter, Inc. 2,466,994
11,333 Novanta, Inc.* 1,837,759
32,733 Vontier Corp. 1,308,665
5,613,418
Energy Equipment & Services – 0.9%
10,100 Kodiak Gas Services, Inc. 278,255
8,616 Noble Corp. PLC 400,299
1,590 Weatherford International PLC* 191,341
869,895
Health Care Equipment & Supplies – 5.5%
26,239 Inari Medical, Inc.* 1,311,950
13,663 iRhythm Technologies, Inc.* 1,205,213
10,593 Merit Medical Systems, Inc.* 859,622
21,691 PROCEPT BioRobotics Corp.* 1,440,282
8,724 TransMedics Group, Inc.* 1,189,954
6,007,021
Health Care Providers & Services – 1.8%
5,440 Acadia Healthcare Co., Inc.* 374,762
40,010 NeoGenomics, Inc.* 548,537
45,846 Pennant Group, Inc. (The)* 1,079,215
2,002,514
Health Care Technology – 0.7%
35,006 Evolent Health, Inc., Class A* 741,777
Hotels, Restaurants & Leisure – 5.6%
13,659 Cava Group, Inc.* 1,264,140
34,578 Dutch Bros, Inc., Class A* 1,223,715
50,506 First Watch Restaurant Group,
Inc.* 993,958
5,469 Kura Sushi USA, Inc., Class A* 546,408
8,874 Shake Shack, Inc., Class A* 842,054
3,153 Texas Roadhouse, Inc. 544,429
1,686 Wingstop, Inc. 621,544
6,036,248
Household Durables – 2.0%
4,651 Installed Building Products, Inc. 985,268
15,731 SharkNinja, Inc. 1,205,309
2,190,577
Insurance – 1.8%
13,461 Goosehead Insurance, Inc., Class
A* 868,234
12,860 Palomar Holdings, Inc.* 1,091,042
1,959,276

GOLDMAN SACHS SMALL CAP GROWTH FUND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
IT Services – 1.6%
22,689 Couchbase, Inc.* $ 514,360
31,050 DigitalOcean Holdings, Inc.* 1,150,402
1,664,762
Life Sciences Tools & Services – 1.2%
69,233 Maravai LifeSciences Holdings,
Inc., Class A* 600,250
2,101 Medpace Holdings, Inc.* 811,700
1,411,950
Machinery – 10.9%
13,988 Esab Corp. 1,438,246
22,482 Federal Signal Corp. 2,068,794
14,007 Franklin Electric Co., Inc. 1,393,416
8,225 RBC Bearings, Inc.* 2,428,678
17,940 SPX Technologies, Inc.* 2,501,195
4,228 Standex International Corp. 711,192
6,888 Watts Water Technologies, Inc.,
Class A 1,371,607
11,913,128
Oil, Gas & Consumable Fuels – 0.9%
4,789 Matador Resources Co. 303,862
36,860 Permian Resources Corp. 604,135
907,997
Personal Care Products – 1.0%
5,844 Inter Parfums, Inc. 699,994
13,088 Oddity Tech Ltd., Class A
(Israel)* 469,990
1,169,984
Pharmaceuticals – 0.7%
10,778 Intra-Cellular Therapies, Inc.* 724,713
Professional Services – 0.7%
9,168 Maximus, Inc. 789,365
Semiconductors & Semiconductor Equipment – 9.3%
3,684 Astera Labs, Inc.*
(a)
237,765
9,966 Axcelis Technologies, Inc.* 1,121,075
12,120 Camtek Ltd. (Israel) 1,241,209
34,500 Cohu, Inc.* 1,112,280
48,700 Credo Technology Group
Holding Ltd.* 1,269,609
25,001 FormFactor, Inc.* 1,368,055
7,450 Impinj, Inc.* 1,219,341
6,047 Onto Innovation, Inc.* 1,310,385
16,969 Power Integrations, Inc. 1,289,814
10,169,533
Software – 9.8%
43,170 Alkami Technology, Inc.* 1,184,153
15,991 Braze, Inc., Class A* 602,061
36,678 Clearwater Analytics Holdings,
Inc., Class A* 696,148
30,189 Confluent, Inc., Class A* 784,008
26,567 Instructure Holdings, Inc.* 588,459
29,104 JFrog Ltd. (Israel)* 936,276
13,084 Smartsheet, Inc., Class A* 484,108
9,654 SPS Commerce, Inc.* 1,815,821
29,819 Tenable Holdings, Inc.* 1,258,064
31,784 Varonis Systems, Inc.* 1,365,441
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
32,284 Vertex, Inc., Class A* $ 1,066,986
10,781,525
Specialty Retail – 3.1%
79,342 Arhaus, Inc. 1,492,423
15,748 Boot Barn Holdings, Inc.* 1,872,910
3,365,333
Textiles, Apparel & Luxury Goods – 2.1%
7,266 Crocs, Inc.* 1,130,880
16,237 Kontoor Brands, Inc. 1,190,822
2,321,702
Trading Companies & Distributors – 1.5%
28,994 Core & Main, Inc., Class A* 1,668,895
TOTAL COMMON STOCKS
(Cost $92,394,287)
108,505,261
Shares Dividend Rate Value
aa
Investment Company – 0.4%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
459,387 5.227% 459,387
(Cost $459,387)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $92,853,674)
108,964,648
a
Securities Lending Reinvestment Vehicle – 0.2%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
238,498 5.227% 238,498
(Cost $238,498)
TOTAL INVESTMENTS – 100.1%
(Cost $93,092,172)
$ 109,203,146
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.1)%
(158,911)
NET ASSETS – 100.0%
$ 109,044,235
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.1%
Aerospace & Defense – 1.7%
142,237 HEICO Corp. $ 31,543,899
Beverages – 1.4%
314,978 Celsius Holdings, Inc.* 25,191,940
Biotechnology – 9.7%
142,686 Apellis Pharmaceuticals, Inc.* 5,600,425
131,408 BioMarin Pharmaceutical, Inc.* 9,864,798
126,557 Blueprint Medicines Corp.* 13,359,357
107,895 Crinetics Pharmaceuticals, Inc.* 4,791,617
265,805 Exact Sciences Corp.* 12,080,837
350,204 Exelixis, Inc.* 7,595,925
245,573 Insmed, Inc.* 13,518,794
50,201 Krystal Biotech, Inc.* 8,034,670
327,522 Natera, Inc.* 34,890,919
167,687 Neurocrine Biosciences, Inc.* 22,706,497
1,136,758 Roivant Sciences Ltd.* 11,776,813
91,914 Sarepta Therapeutics, Inc.* 11,935,952
190,027 Ultragenyx Pharmaceutical, Inc.* 7,627,684
174,160 Vaxcyte, Inc.* 12,238,223
176,022,511
Building Products – 3.1%
400,447 AAON, Inc. 30,053,547
213,735 Allegion PLC 26,037,198
56,090,745
Capital Markets – 2.3%
103,516 Hamilton Lane, Inc., Class A 12,990,223
104,769 Houlihan Lokey, Inc. 14,180,484
48,571 LPL Financial Holdings, Inc. 13,901,506
41,072,213
Chemicals – 3.2%
324,233 Ashland, Inc. 32,478,420
224,011 RPM International, Inc. 25,111,633
57,590,053
Commercial Services & Supplies – 1.7%
146,287 Tetra Tech, Inc. 30,645,664
Construction & Engineering – 1.4%
63,772 EMCOR Group, Inc. 24,785,625
Consumer Staples Distribution & Retail – 2.9%
358,234 BJ's Wholesale Club Holdings,
Inc.* 31,549,668
65,659 Casey's General Stores, Inc. 21,784,343
53,334,011
Containers & Packaging – 2.2%
84,753 Avery Dennison Corp. 19,288,935
300,473 Ball Corp. 20,861,841
40,150,776
Distributors – 1.1%
53,274 Pool Corp. 19,367,763
Electrical Equipment – 2.8%
68,710 Hubbell, Inc. 26,720,632
294,856 nVent Electric PLC 23,995,381
50,716,013
Electronic Equipment, Instruments & Components – 2.6%
97,034 Badger Meter, Inc. 18,723,681
Shares Description Value
aa
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
178,182 Novanta, Inc.* $ 28,893,993
47,617,674
Energy Equipment & Services – 1.0%
277,717 Noble Corp. PLC 12,902,732
42,335 Weatherford International PLC* 5,094,594
17,997,326
Entertainment – 1.1%
282,215 Liberty Media Corp.-Liberty
Formula One, Class C* 20,923,420
Financial Services – 0.8%
77,693 WEX, Inc.* 14,553,453
Health Care Equipment & Supplies – 3.1%
278,165 Cooper Cos., Inc. (The) 26,233,741
90,761 Inspire Medical Systems, Inc.* 14,411,939
85,333 Penumbra, Inc.* 16,168,044
56,813,724
Health Care Providers & Services – 0.7%
482,057 Surgery Partners, Inc.* 13,304,773
Health Care Technology – 0.4%
381,852 Evolent Health, Inc., Class A* 8,091,444
Hotels, Restaurants & Leisure – 5.7%
61,695 Domino's Pizza, Inc. 31,376,843
200,403 Texas Roadhouse, Inc. 34,603,586
275,923 Viking Holdings Ltd.* 8,666,741
80,026 Wingstop, Inc. 29,501,585
104,148,755
Household Durables – 1.9%
274,782 SharkNinja, Inc. 21,053,797
33,661 TopBuild Corp.* 14,068,615
35,122,412
Insurance – 1.0%
50,025 Kinsale Capital Group, Inc. 19,190,590
Life Sciences Tools & Services – 5.2%
315,640 Bio-Techne Corp. 24,364,252
380,703 Bruker Corp. 24,939,853
33,247 Medpace Holdings, Inc.* 12,844,646
10,157 Mettler-Toledo International,
Inc.* 14,261,342
118,651 Repligen Corp.* 17,689,678
94,099,771
Machinery – 8.3%
157,465 Esab Corp. 16,190,551
168,307 Federal Signal Corp. 15,487,610
98,073 IDEX Corp. 20,461,951
127,588 Lincoln Electric Holdings, Inc. 25,053,180
87,574 Nordson Corp. 20,555,369
74,804 RBC Bearings, Inc.* 22,088,125
92,758 SPX Technologies, Inc.* 12,932,320
91,606 Watts Water Technologies, Inc.,
Class A 18,241,503
151,010,609
Oil, Gas & Consumable Fuels – 1.0%
142,211 Antero Resources Corp.* 5,066,978

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
50,225 Chesapeake Energy Corp. $ 4,566,959
473,028 Permian Resources Corp. 7,752,929
17,386,866
Personal Care Products – 2.1%
185,842 BellRing Brands, Inc.* 10,810,429
146,348 elf Beauty, Inc.* 27,353,905
38,164,334
Pharmaceuticals – 0.6%
169,258 Intra-Cellular Therapies, Inc.* 11,380,908
Professional Services – 1.1%
259,971 Parsons Corp.* 19,796,792
Semiconductors & Semiconductor Equipment – 6.3%
538,558 Allegro MicroSystems, Inc.
(Japan)* 16,232,138
83,109 Astera Labs, Inc.*
(a)
5,363,855
317,557 Lattice Semiconductor Corp.* 23,575,432
297,301 MACOM Technology Solutions
Holdings, Inc.* 30,069,023
149,053 MKS Instruments, Inc. 18,868,619
60,355 Onto Innovation, Inc.* 13,078,929
146,471 Rambus, Inc.* 8,093,987
115,281,983
Software – 11.2%
85,726 CyberArk Software Ltd.* 19,652,686
504,002 Dynatrace, Inc.* 23,048,011
163,444 Elastic NV* 17,006,348
139,513 Guidewire Software, Inc.* 15,893,321
361,730 Informatica, Inc., Class A* 10,435,910
408,795 Klaviyo, Inc., Class A* 9,255,119
142,967 Manhattan Associates, Inc.* 31,386,975
56,694 Monday.com Ltd.* 12,807,742
268,523 Nutanix, Inc., Class A* 14,853,350
278,595 Procore Technologies, Inc.* 18,702,082
532,979 Samsara, Inc., Class A* 18,083,977
72,409 SPS Commerce, Inc.* 13,619,409
204,744,930
Specialty Retail – 1.4%
217,189 Floor & Decor Holdings, Inc.,
Class A* 25,380,707
Technology Hardware, Storage & Peripherals – 1.4%
416,923 Pure Storage, Inc., Class A* 25,136,288
Textiles, Apparel & Luxury Goods – 5.2%
248,521 Birkenstock Holding PLC
(Luxembourg)*
(a)
14,165,697
148,138 Crocs, Inc.* 23,056,198
37,637 Deckers Outdoor Corp.* 41,171,867
387,870 On Holding AG, Class A
(Switzerland)* 16,499,990
94,893,752
Trading Companies & Distributors – 3.5%
395,353 Core & Main, Inc., Class A* 22,756,519
94,308 SiteOne Landscape Supply, Inc.* 14,600,765
Shares Description Value
aa
Common Stocks – (continued)
Trading Companies & Distributors – (continued)
54,277 Watsco, Inc. $ 25,776,147
63,133,431
TOTAL COMMON STOCKS
(Cost $1,342,594,905)
1,804,685,155
Shares Dividend Rate Value
aa
Investment Company – 0.7%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
13,405,397 5.227% 13,405,397
(Cost $13,405,397)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $1,356,000,302)
1,818,090,552
a
Securities Lending Reinvestment Vehicle – 0.6%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
10,195,063 5.227% 10,195,063
(Cost $10,195,063)
TOTAL INVESTMENTS – 100.4%
(Cost $1,366,195,365)
$ 1,828,285,615
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.4)%
(7,824,857)
NET ASSETS – 100.0%
$ 1,820,460,758
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.2%
Automobiles – 1.0%
9,200 Tesla, Inc.* $ 1,638,336
Biotechnology – 1.3%
2,434 Alnylam Pharmaceuticals, Inc.* 361,279
2,022 Argenx SE ADR (Netherlands)* 750,202
4,581 Biogen, Inc.* 1,030,450
2,141,931
Broadline Retail – 6.5%
61,864 Amazon.com, Inc.* 10,915,284
Capital Markets – 1.9%
22,087 Charles Schwab Corp. (The) 1,618,536
3,101 MSCI, Inc. 1,535,553
3,154,089
Chemicals – 1.9%
2,860 Linde PLC 1,245,587
6,110 Sherwin-Williams Co. (The) 1,856,218
3,101,805
Commercial Services & Supplies – 0.9%
8,673 Waste Connections, Inc. 1,425,147
Construction Materials – 0.6%
1,797 Martin Marietta Materials, Inc. 1,028,028
Electrical Equipment – 1.4%
4,869 GE Vernova, Inc.* 856,457
5,620 Rockwell Automation, Inc. 1,447,319
2,303,776
Entertainment – 1.5%
3,885 Netflix, Inc.* 2,492,694
Financial Services – 4.3%
11,861 Mastercard, Inc., Class A 5,302,697
6,665 Visa, Inc., Class A 1,815,946
7,118,643
Food Products – 0.3%
7,139 McCormick & Co., Inc. 515,579
Ground Transportation – 0.9%
8,951 Old Dominion Freight Line, Inc. 1,568,663
Health Care Equipment & Supplies – 3.4%
3,245 Align Technology, Inc.* 834,646
22,998 Boston Scientific Corp.* 1,737,959
8,033 Insulet Corp.* 1,423,367
4,340 Intuitive Surgical, Inc.* 1,745,201
5,741,173
Hotels, Restaurants & Leisure – 2.1%
13,928 Cava Group, Inc.* 1,289,036
6,497 DoorDash, Inc., Class A* 715,385
14,660 DraftKings, Inc., Class A* 515,006
4,175 McDonald's Corp. 1,080,866
3,600,293
Household Products – 0.5%
4,925 Procter & Gamble Co. (The) 810,360
Interactive Media & Services – 10.9%
56,959 Alphabet, Inc., Class A* 9,825,427
28,702 Alphabet, Inc., Class C* 4,993,000
Shares Description Value
aa
Common Stocks – (continued)
Interactive Media & Services – (continued)
4,981 Meta Platforms, Inc., Class A $ 2,325,280
70,591 Snap, Inc., Class A* 1,060,277
18,203,984
IT Services – 1.9%
7,777 Accenture PLC, Class A 2,195,369
7,808 Snowflake, Inc., Class A* 1,063,294
3,258,663
Machinery – 0.5%
6,360 Xylem, Inc. 896,887
Oil, Gas & Consumable Fuels – 1.0%
11,044 Cheniere Energy, Inc. 1,742,633
Personal Care Products – 0.6%
8,346 Estee Lauder Cos., Inc. (The),
Class A 1,029,563
Pharmaceuticals – 5.0%
27,122 AstraZeneca PLC ADR (United
Kingdom) 2,116,059
7,492 Eli Lilly & Co. 6,145,987
8,262,046
Professional Services – 0.7%
4,880 Equifax, Inc. 1,129,183
Real Estate Management & Development – 0.6%
12,472 CoStar Group, Inc.* 974,936
Semiconductors & Semiconductor Equipment – 15.6%
16,506 Advanced Micro Devices, Inc.* 2,754,851
4,982 Enphase Energy, Inc.* 637,198
1,547 KLA Corp. 1,174,993
33,042 Marvell Technology, Inc. 2,273,620
15,032 NVIDIA Corp. 16,480,032
13,371 Texas Instruments, Inc. 2,607,479
25,928,173
Software – 18.8%
4,948 Adobe, Inc.* 2,200,672
13,363 AppLovin Corp., Class A* 1,088,817
702 Fair Isaac Corp.* 905,531
4,434 Intuit, Inc. 2,555,935
48,614 Microsoft Corp. 20,181,130
10,520 Oracle Corp. 1,232,839
9,438 Salesforce, Inc. 2,212,645
4,710 Workday, Inc., Class A* 995,929
31,373,498
Specialized REITs – 1.2%
6,240 American Tower Corp. REIT 1,221,418
952 Equinix, Inc. REIT 726,357
1,947,775
Specialty Retail – 2.3%
9,570 Lowe’s Cos., Inc. 2,117,745
11,840 Ross Stores, Inc. 1,654,759
3,772,504

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 10.8%
93,385 Apple, Inc. $ 17,953,266
Textiles, Apparel & Luxury Goods – 0.8%
4,366 Lululemon Athletica, Inc.* 1,362,148
TOTAL COMMON STOCKS
(Cost $68,178,833)
165,391,060
Shares Dividend Rate Value
aa
Investment Company – 0.5%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
876,578 5.227% 876,578
(Cost $876,578)
TOTAL INVESTMENTS – 99.7%
(Cost $69,055,411)
$ 166,267,638
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
466,851
NET ASSETS – 100.0%
$ 166,734,489
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND
Schedule of Investments
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 99.1%
Broadline Retail – 8.7%
314,994 Amazon.com, Inc.* $ 55,577,542
5,395 MercadoLibre, Inc. (Brazil)* 9,309,504
64,887,046
Communications Equipment – 2.4%
224,568 Cisco Systems, Inc. 10,442,412
21,377 Motorola Solutions, Inc. 7,800,681
18,243,093
Financial Services – 6.0%
177,969 Fidelity National Information
Services, Inc. 13,504,288
26,659 Mastercard, Inc., Class A 11,918,439
70,531 Visa, Inc., Class A 19,216,876
44,639,603
Interactive Media & Services – 10.9%
419,586 Alphabet, Inc., Class C* 72,991,181
546,890 Snap, Inc., Class A* 8,214,288
81,205,469
IT Services – 3.1%
55,718 Accenture PLC, Class A 15,728,634
53,826 Snowflake, Inc., Class A* 7,330,025
23,058,659
Semiconductors & Semiconductor Equipment – 29.5%
118,893 Advanced Micro Devices, Inc.* 19,843,242
85,695 Applied Materials, Inc. 18,431,281
15,953 ASML Holding NV
(Netherlands) 15,320,463
33,832 KLA Corp. 25,696,419
424,820 Marvell Technology, Inc. 29,231,864
122,109 Micron Technology, Inc. 15,263,625
65,077 NVIDIA Corp. 71,345,867
127,965 Texas Instruments, Inc. 24,954,455
220,087,216
Software – 29.2%
41,494 Adobe, Inc.* 18,454,871
15,251 Autodesk, Inc.* 3,074,602
117,875 Datadog, Inc., Class A* 12,987,467
193,209 Dynatrace, Inc.* 8,835,448
27,262 HubSpot, Inc.* 16,658,445
29,914 Intuit, Inc. 17,243,626
184,136 Microsoft Corp. 76,440,378
134,058 Oracle Corp. 15,710,257
83,490 Salesforce, Inc. 19,573,396
66,951 Workday, Inc., Class A* 14,156,789
86,486 Zscaler, Inc.* 14,699,160
217,834,439
Specialized REITs – 4.7%
73,608 American Tower Corp. REIT 14,408,030
26,901 Equinix, Inc. REIT 20,524,925
34,932,955
Technology Hardware, Storage & Peripherals – 4.6%
176,509 Apple, Inc. 33,933,855
TOTAL COMMON STOCKS
(Cost $363,787,910)
738,822,335
Shares Dividend Rate Value
aa
Investment Company – 0.9%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
6,832,771 5.227% $ 6,832,771
(Cost $6,832,771)
TOTAL INVESTMENTS – 100.0%
(Cost $370,620,681)
$ 745,655,106
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
346,989
NET ASSETS – 100.0%
$ 746,002,095
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY ESG FUND
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.3%
Air Freight & Logistics – 1.7%
3,395 United Parcel Service, Inc.,
Class B $ 471,667
Banks – 4.1%
5,521 JPMorgan Chase & Co. 1,118,720
Broadline Retail – 4.4%
6,815 Amazon.com, Inc.* 1,202,439
Capital Markets – 4.6%
629 BlackRock, Inc. 485,607
7,948 Morgan Stanley 777,632
1,263,239
Chemicals – 1.7%
1,073 Linde PLC 467,313
Communications Equipment – 2.5%
15,055 Cisco Systems, Inc. 700,058
Consumer Finance – 2.6%
2,955 American Express Co. 709,200
Consumer Staples Distribution & Retail – 2.0%
8,380 Walmart, Inc. 551,069
Diversified Telecommunication Services – 2.4%
36,274 AT&T, Inc. 660,912
Electric Utilities – 3.0%
10,205 NextEra Energy, Inc. 816,604
Electrical Equipment – 4.9%
1,403 Eaton Corp. PLC 466,989
2,648 GE Vernova, Inc.* 465,783
1,683 Rockwell Automation, Inc. 433,423
1,366,195
Ground Transportation – 1.0%
1,596 Old Dominion Freight Line, Inc. 279,699
Health Care Equipment & Supplies – 4.0%
4,271 Cooper Cos., Inc. (The) 402,798
2,196 Dexcom, Inc.* 260,819
1,095 Intuitive Surgical, Inc.* 440,321
1,103,938
Health Care Providers & Services – 1.7%
3,412 CVS Health Corp. 203,355
758 Humana, Inc. 271,455
474,810
Hotels, Restaurants & Leisure – 2.5%
2,629 McDonald's Corp. 680,622
Household Products – 2.8%
4,772 Procter & Gamble Co. (The) 785,185
Interactive Media & Services – 6.3%
10,030 Alphabet, Inc., Class A* 1,730,175
IT Services – 1.8%
1,745 Accenture PLC, Class A 492,596
Life Sciences Tools & Services – 2.2%
2,340 Danaher Corp. 600,912
Machinery – 4.1%
1,264 Caterpillar, Inc. 427,889
Shares Description Value
aa
Common Stocks – (continued)
Machinery – (continued)
5,083 Xylem, Inc. $ 716,805
1,144,694
Metals & Mining – 2.1%
4,254 Steel Dynamics, Inc. 569,483
Pharmaceuticals – 4.3%
12,120 Bristol-Myers Squibb Co. 498,011
850 Eli Lilly & Co. 697,289
1,195,300
Semiconductors & Semiconductor Equipment – 10.0%
1,752 Advanced Micro Devices, Inc.* 292,409
3,256 Marvell Technology, Inc. 224,045
2,155 Micron Technology, Inc. 269,375
1,309 NVIDIA Corp. 1,435,096
2,844 Texas Instruments, Inc. 554,609
2,775,534
Software – 10.2%
5,696 Microsoft Corp. 2,364,580
1,922 Salesforce, Inc. 450,594
2,815,174
Specialized REITs – 2.1%
3,001 American Tower Corp. REIT 587,416
Specialty Retail – 1.9%
2,429 Lowe’s Cos., Inc. 537,513
Technology Hardware, Storage & Peripherals – 5.1%
7,386 Apple, Inc. 1,419,959
Textiles, Apparel & Luxury Goods – 1.9%
5,560 NIKE, Inc., Class B 528,478
Water Utilities – 1.4%
3,033 American Water Works Co., Inc. 396,625
TOTAL COMMON STOCKS
(Cost $19,534,177)
27,445,529
Shares Dividend Rate Value
aa
Investment Company – 0.6%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
156,883 5.227% 156,883
(Cost $156,883)
TOTAL INVESTMENTS – 99.9%
(Cost $19,691,060)
$ 27,602,412
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
31,627
NET ASSETS – 100.0%
$ 27,634,039
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.

GOLDMAN SACHS U.S. EQUITY ESG FUND
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
**End swaps header**
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
May 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/
ask price is available, the equity security will be valued pursuant to the Valuation Procedures consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Money Market Funds — Investments in the Funds (“Underlying Money Market Fund”) are valued at the NAV per share on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying
Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2024:
Enhanced Core Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 3,004,388 $ — $ —
North America 321,348,736 — —
Exchange-Traded Fund 2,507,877 — —
Investment Company 1,388,614 — —
Total
$ 328,249,615 $ — $ —
€ 1.00 € 1.00 € 1.00
Large Cap Core Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,188,802 $ — $ —
Europe 8,175,706 — —
North America 1,342,559,702 — —
Investment Company 3,241,361 — —
Total
$ 1,355,165,571 $ — $ —
€ 1.00 € 1.00 € 1.00
Mid Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 5,555,108 $ — $ —
Europe 9,146,011 — —
North America 864,744,756 — —
Investment Company 16,751,832 — —
Total
$ 896,197,707 $ — $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
€ 1.00 € 1.00 € 1.00
Small Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 2,647,475 $ — $ —
North America 105,857,786 — —
Investment Company 459,387 — —
Securities Lending Reinvestment Vehicle 238,498 — —
Total
$ 109,203,146 $ — $ —
€ 1.00 € 1.00 € 1.00
Small/Mid Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 16,232,138 $ — $ —
Europe 30,665,687 — —
North America 1,757,787,330 — —
Investment Company 13,405,397 — —
Securities Lending Reinvestment Vehicle 10,195,063 — —
Total
$ 1,828,285,615 $ — $ —
€ 1.00 € 1.00 € 1.00
Strategic Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 2,866,261 $ — $ —
North America 162,524,799 — —
Investment Company 876,578 — —
Total
$ 166,267,638 $ — $ —
€ 1.00 € 1.00 € 1.00
Technology Opportunities Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 15,320,463 $ — $ —
North America 714,192,368 — —
South America 9,309,504 — —
Investment Company 6,832,771 — —
Total
$ 745,655,106 $ — $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (the “Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement
U.S. Equity ESG Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 27,445,529 $ — $ —
Investment Company 156,883 — —
Total
$ 27,602,412 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the
Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
Investment Style Risk — Different investment styles (e.g., “growth”, “value”, or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stock as inordinately even if earnings showed an absolute increase.
Issuer Concentration Risk — Under normal circumstances, the Concentrated Growth Fund and the U.S. Equity ESG Fund intend to invest in up to approximately 40 and 50 companies, respectively. As a result of the relatively small number of issuers in which a Fund generally invests, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by a Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, a Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, Military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, and the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)